Funding from Group measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Funding From Group [Line Items]
Debt contributing to total loss-absorbing capacity (TLAC)	$ 86,859	$ 83,773
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments	23,144	19,600
Other	724	7,242
Total	110,727	110,614
Contingent capital instruments that are subject to equity conversion upon the occurrence of a contractual trigger event or a contractual viability event	18,000	13,000
Contingent capital instruments that are subject to write-down upon the occurrence of a contractual trigger event or a contractual viability event	$ 6,000	$ 6,600